                              REGISTRATION NO. 333-30329


                          SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C.



                           POST-EFFECTIVE AMENDMENT NO. 17



                                          TO

                                       FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                        OF SECURITIES OF UNIT INVESTMENT TRUST
                              REGISTERED ON FORM N-8B-2

A.  Exact name of Trust: Separate Account SL

B.  Name of depositor: SAFECO Life Insurance Company

C.  Complete address of depositor's principal executive offices:
          15411 N.E. 51st St., Redmond, Washington 98052

D.  Name and address of agent for service:

         William E. Crawford, Esq.
         SAFECO Life Insurance Company
         15411 N.E. 51st Street
         Redmond, Washington 98052

    Copies to:

         Leslie A. Harrison
         SAFECO Corporation
         SAFECO Plaza
         Seattle, WA 98185

E.  Title and amount of securities being registered:
         Individual Flexible Premium Variable Life Insurance Policies


Approximate Date of Proposed Public Offering:
         As soon as is possible after Effective Date.

It is proposed that this filing will become effective (check appropriate box):

          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
          [ ] on April 30, 1999 pursuant to paragraph (b) of Rule 485.
          [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
          [X] on April 30, 1999 pursuant to paragraph (a)(i) of Rule 485.
          [ ] 75 days after filing pursuant to paragraph (a)(i)

If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about March 28, 1998.

                          CROSS REFERENCE TO ITEMS REQUIRED
                                    BY FORM N-8B-2


N-8B-2 Items                 Caption in Prospectus
------------                 ---------------------

1.                           SAFECO, The Separate Account
2.                           SAFECO
3.                           Not Applicable
4.                           Distribution of the Policies
5.                           The Separate Account
6.(a)                        Not Applicable
6.(b)                        Not Applicable
9.                           Legal Proceedings
10.                          The Policy
11.                          Variable Insurance Products Funds
12.                          Variable Insurance Products Funds
13.                          Charges and Deductions
14.                          The Policy
15.                          The Separate Account
16.                          Variable Insurance Products Funds
17.                          Policy Benefits and Rights
18.                          The Policy
19.                          Not Applicable
20.                          Not Applicable
21.                          Not Applicable
22.                          Not Applicable
23.                          Not Applicable
24.                          Not Applicable
25.                          SAFECO
26.                          SAFECO
27.                          SAFECO
28.                          SAFECO
29.                          SAFECO
30.                          SAFECO
31.                          Not Applicable
32.                          Not Applicable
33.                          Not Applicable
34.                          Not Applicable
35.                          Not Applicable
36.                          SAFECO
37.                          Not Applicable
38.                          Distribution of the Policies
39.                          Distribution of the Policies
40.                          Not Applicable
41.(a)                       Distribution of the Policies
42.                          Not Applicable
43.                          Not Applicable
44.                          The Policy
45.                          Not Applicable
46.                          Policy Benefits and Rights
47.                          Not Applicable
48.                          Not Applicable
49.                          Not Applicable
50.                          Not Applicable
51.                          SAFECO, The Policy
52.                          Variable Insurance Products Funds
53.                          Tax Status
54.                          Financial Statements
55.                          Not Applicable

                                   REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

    Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                                                         PREMIER
                                                          ACCUMULATION  LIFE-TM-
                              INDIVIDUAL FLEXIBLE PREMIUM LIFE INSURANCE POLICY

                                                                      issued by

                                                      SAFECO SEPARATE ACCOUNT SL
                                                                             and
                                                   SAFECO LIFE INSURANCE COMPANY

     This prospectus describes the PREMIER Accumulation Life Individual Flexible
      Premium Variable Life Insurance Policy and contains important information.
       Please read it before investing and keep it on file for future reference.

      This prospectus has been filed with the Securities and Exchange Commission
 (SEC). The SEC maintains a website (http:\\www.sec.gov) that contains material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may request a free paper copy of this prospectus if you have received it in an electronic format, by calling us at
           (800) 426-7355 or writing us at: PO Box 34690 Seattle, WA 98124-1690.

VARIABLE INSURANCE PRODUCTS FUND
     Managed by Fidelity Management & Research Company
       -    VIP Money Market Portfolio
       -    VIP High Income Portfolio
       -    VIP Equity-Income Portfolio
       -    VIP Growth Portfolio
       -    VIP Overseas Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
     Managed by Fidelity Management & Research Company
       -    VIP II Investment Grade Bond Portfolio
       -    VIP II Asset Manager Portfolio
       -    VIP II Index 500 Portfolio
       -    VIP II Asset Manager: Growth Portfolio
       -    VIP II Contrafund Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
     Managed by Fidelity Management & Research Company
       -    VIP III Growth Opportunities Portfolio
       -    VIP III Growth & Income Portfolio
       -    VIP III Balanced Portfolio

LEXINGTON NATURAL RESOURCES TRUST
     Managed by Lexington Management Corporation
       -    Lexington Natural Resources Trust

LEXINGTON EMERGING MARKETS FUND, INC.
     Managed by Lexington Management Corporation
       -    Lexington Emerging Markets Fund, Inc.

SAFECO RESOURCE SERIES TRUST
     Managed by SAFECO Asset Management
       -    RST Equity Portfolio
       -    RST Growth Portfolio
       -    RST Northwest Portfolio
       -    RST Bond Portfolio
       -    RST Small Company Portfolio

WANGER ADVISORS TRUST
     Managed by Wanger Asset Management, L.P.
       -    Wanger U.S. Small Cap Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Managed by American Century Investment Management, Inc.
       -    VP International
       -    VP Balanced

--------------------------------------------------------------------------------
INVESTMENT IN A VARIABLE LIFE INSURANCE POLICY IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

DATED:  _________, 1999
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                          Page

SUMMARY

FEE TABLE

PART I

1.  THE POLICY
      Owner
      Insured
      Beneficiary
      Assignment

2.  PREMIUMS
      Allocation of Premium and Cash Value
      Accumulation Units
      Policy Lapse and Grace Period
      Reinstatement
      Right to Examine

3.  INVESTMENT OPTIONS
      Variable Investment Options
      Fixed Account
      Transfers
      Scheduled Transfers
      Substitution

4.  EXPENSES
      Insurance Charge
      Monthly Charges
      Surrender Charge
      Premium Tax Charge
      Income or Other Taxes
      Portfolio Expenses

5.  INSURANCE BENEFITS
      Changes in the Face Amount of Insurance and/or the Death Benefit Options Guaranteed Death Benefit Endorsement
      Extended Maturity Benefit Endorsement

6.  TAXES
      Life Insurance In General
      Diversification
      Tax Withholding

7.  ACCESS TO YOUR MONEY
      Loans
      Withdrawals
      SMART-TM- Distributions
      Surrender
      Maturity Date
      Minimum Value

8.  OTHER INFORMATION
      SAFECO Life
      Separate Account
      General Account
      Distribution (Principal Underwriter)
      Legal Proceedings
      Right to Suspend Payments, Transfers, Loans, or Withdrawals
      Voting Rights
      Disregard of Voting Instructions
      Reduction of Charges or Additional Amounts Credited
      Year 2000
      Internet Information
      Experts
      Financial Statements

PART II
Executive Officers and Directors of SAFECO Life
Misstatement of Age or Sex
SAFECO Life's Right to Contest
Federal Tax Status
Advertising

Appendix A- Financial Statements
Appendix B- Hypothetical Illustrations
Appendix C- Illustrations
Appendix D- Standard and Poor's 500
Appendix E- Long Term Market Trends

                                       SUMMARY

This Prospectus is divided into three parts, the Summary, Part I and Part II. The topics in this Summary correspond to sections in Part I of the Prospectus which discuss the topics in detail. Other important information is contained in
Part II.

THE POLICY

The life insurance policy is an agreement between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). In the policy we promise to pay a death benefit to the named beneficiary when the insured dies. The insured is the person covered under the policy. The owner can, but does not have to be, the same as the insured.

The policy can be used for estate planning or to save for retirement. You should consider the policy in conjunction with other insurance you own. The policy is not suitable as a short-term investment.

You can choose among 23 variable investment portfolios and 1 fixed account. At any one time you can have money in 17 of these portfolios and the fixed account. The value of the portfolios can fluctuate up or down based on the performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate guaranteed by SAFECO Life. Your choices for the various investment options are found in
Section 3.

Your earnings are based on the investment performance of the portfolios you select and/or the interest rate credited to the fixed account. Your earnings are generally not taxed unless you take them out.

The amount of money you are able to accumulate in your policy value determines the amount available for policy charges, loans, withdrawal or surrender, and may affect the death benefit.

PREMIUMS

Premiums are the monies you give us to buy your policy. A medical examination and other information may be required before we accept premium. The initial premium is due before or when you receive your policy. You may vary the amount and the frequency of subsequent premiums as long as total premiums received do not disqualify the policy as life insurance under federal tax law.

You must pay enough premium or have sufficient money in your policy account to cover all policy charges or your policy will lapse.

INVESTMENT OPTIONS

Not all portfolios listed below may be available for all policies. You can have money in up to 17 of available portfolios under the policy at any one time. Each portfolio is fully described in its accompanying prospectus.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
     VIP Money Market Portfolio
     VIP High Income Portfolio
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP Overseas Portfolio
     VIP II Investment Grade Bond Portfolio
     VIP II Asset Manager Portfolio
     VIP II Index 500 Portfolio
     VIP II Asset Manager: Growth Portfolio
     VIP II Contrafund Portfolio
     VIP III Growth Opportunities Portfolio
     VIP III Growth & Income Portfolio
     VIP III Balanced Portfolio

MANAGED BY LEXINGTON MANAGEMENT CORPORATION
     Lexington Natural Resources Trust
     Lexington Emerging Markets Fund, Inc.

MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
     RST Equity Portfolio
     RST Growth Portfolio
     RST Northwest Portfolio
     RST Bond Portfolio
     RST Small Company Stock Portfolio

MANAGED BY WANGER ASSET MANAGEMENT, L.P.
     Wanger U.S. Small Cap Portfolio

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC
     VP Balanced
     VP International

Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account, which credits guaranteed interest.

EXPENSES

The policy has insurance features and investment features, and there are costs related to each.

We deduct a Mortality and Expense Risk charge which equals .70% annually of the average daily value of the portion of your policy allocated to the portfolios. This is not charged on money allocated to the fixed account.

Each policy month we deduct an administration charge. During the first policy year the monthly administration charge is $25. After the first policy year, the charge drops to $5 per month.

Each policy month we deduct a cost of insurance charge from the policy value. This charge depends on the sex, age and risk classification of the insured, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy.

If you surrender your policy or reduce the amount of insurance specified in your policy ("face amount") during the first ten policy years, we will deduct a surrender charge. The surrender charge will be the lesser of 50% for the first 6 years of the annual level premium required to keep the face amount of insurance in force, decreasing by 10% each year until it reaches 0% for years 11 or after, or 30% of the actual premium paid in the first year up to the annual level premium described above, plus 9% of all other premiums. If you request a reduction in face amount, the surrender charge applies on a pro rata basis.

We deduct a premium tax of up to 3.5% depending on the state.

There are also annual portfolio charges that vary depending upon the portfolios you select. In 1997, these expenses ranged from 0.28% to 1.84%.

Your policy could lapse if your surrender value is insufficient to cover any charges due. See Section 4 - Expenses for a complete discussion of charges.

INSURANCE BENEFITS

The policy has a face amount of insurance. The actual amount paid to the beneficiary at the insured's death depends on the death benefit option you select, either face amount or face amount plus policy value, and if there are any outstanding loans or charges. Withdrawals reduce the face amount of insurance by the amount of the withdrawal.

TAXES

Your policy is designed to qualify as life insurance under applicable tax law. The death benefit is paid to the beneficiary free of federal income tax.
 Estate and other taxes may apply. Investment earnings are not taxed unless you take them out. Generally, you're allowed to withdraw your investment in the policy before withdrawing taxable earnings. If your policy is a modified endowment contract (MEC), loans and withdrawals are treated as distributions of taxable earnings first. A 10% tax penalty may also apply unless you're over age 59 1/2 or disabled. There are several ways your policy can become a MEC. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

Other events such as a policy lapse, surrender or reaching the maturity date during the life of the insured may also cause unintended tax consequences. This is only a summary. Tax laws are complex and subject to change. You are encouraged to seek advice from a competent tax advisor prior to purchasing this policy and periodically throughout your ownership of it.

ACCESS TO YOUR MONEY

You may surrender your policy at any time and receive the surrender value. During the first ten policy years, you will be charged a surrender charge.

You may take some of your policy value as preferred loans, non-preferred loans, or, after the first policy year, withdrawals. Non-preferred loans are charged loan interest during the first ten policy years. Withdrawals and loans affect the policy value, investment performance, and the death benefit.

OTHER INFORMATION

RIGHT TO EXAMINE. You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or
(b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

     - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any investment option to any other investment options on a regular basis. This feature attempts to achieve a lower average cost per unit over time.

     - Portfolio Rebalancing: You may elect to have each portfolio rebalanced on a regular basis to maintain your specified allocation percentages.

     - SMART Distribution Program: After the second policy year, you may elect to take systematic withdrawals, loans, or a combination of both so that you receive a level stream of income over a time period you select. There may be tax consequences.

INQUIRIES

If you need more information, please contact us at:
 SAFECO Life Insurance Company
15411 N.E. 51st Street
Redmond, WA 98052
800-426-7355
http:\\www.SAFECO.com

--------------------------------------------------------------------------------
SAFECO SEPARATE ACCOUNT SL FEE TABLE
--------------------------------------------------------------------------------

The purpose of the Fee Table is to show you the various expenses you will incur directly and indirectly by investing in the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

ADMINISTRATION CHARGE
     $25.00 each month for the first policy year.
     $5.00 each month thereafter.

--------------------------------------------------------------------------------
COST OF INSURANCE CHARGE
     This charge is based on the insured's sex, age and risk classification and the 1980 Commissioner's
     Standard Ordinary Mortality Table.  It is deducted each month.

--------------------------------------------------------------------------------
SURRENDER CHARGE
     This charge is assessed if the policy is surrendered in the first 10 policy years. It will be the lesser of:
     - 50% of the required annual level premium for years 1 through 6, decreasing by 10% per year for years 7 through 10;
             or
     - 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES       Mortality and Expense Risk Charge... .70%
(as a percentage of average account value)


---------------------------------------------------------------------------------------------------------------------
PORTFOLIO EXPENSES                                                           Other Expenses
(as a percentage of average net assets)                                       (after expense
                                                            Management      reimbursement for      Total Annual
                                                               Fees        certain Portfolios)     Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company (b)
     VIP Money Market Portfolio                                .21%               .10%                    .31%
     VIP High Income Portfolio                                 .59%               .12%                    .71%
     VIP Equity-Income Portfolio                               .50%               .08%                    .58%
     VIP Growth Portfolio                                      .60%               .09%                    .69%
     VIP Overseas Portfolio                                    .75%               .17%                    .92%
     VIP II Investment Grade Bond Portfolio                    .44%               .14%                    .58%
     VIP II Asset Manager Portfolio                            .55%               .10%                    .65%
     VIP II Index 500 Portfolio (a)                            .24%               .04%                    .28%
     VIP II Asset Manager: Growth Portfolio                    .60%               .11%                    .71%
     VIP II Contrafund Portfolio                               .60%               .17%                    .77%
     VIP III Growth Opportunities Portfolio                    .45%               .16%                    .61%
     VIP III Growth & Income Portfolio                         .60%               .14%                    .74%
     VIP III Balanced Portfolio                                .49%               .21%                    .70%

Managed by Lexington Management Corporation (a)
     Lexington Natural Resources Trust                        1.00%               .25%                   1.25%
     Lexington Emerging Markets Fund, Inc.                     .85%               .99%                   1.84%

Managed by SAFECO Asset Management Company (a)
     RST Equity Portfolio                                      .73%               .02%                    .75%
     RST Growth Portfolio                                      .74%               .03%                    .77%
     RST Northwest Portfolio                                   .73%               .00%                    .73%
     RST Bond Portfolio                                        .74%               .00%                    .74%
     RST Small Company Stock Portfolio                         .85%               .10%                    .95%

Managed by Wanger Asset Management, L.P. (b)
     Wanger U.S. Small Cap Portfolio                           .97%               .09%                   1.06%

Managed by American Century Investment Management, Inc (a)
     VP Balanced                                              1.00%               .00%                   1.00%
     VP International                                         1.50%               .00%                   1.50%
---------------------------------------------------------------------------------------------------------------------

(a) In some cases the fund advisers agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been
 .40% for the VIP II Index 500 Portfolio; 1.91% for the Lexington Emerging Markets Fund, Inc; .94% for the RST Equity Portfolio; and .90% for the RST Bond Portfolio. In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties.

(b) A portion of the brokerage commissions certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for the VIP Equity-Income Portfolio; .67% for the VIP Growth Portfolio; .90% for VIP Overseas Portfolio; .64% for the VIP II Asset Manager Portfolio; .68% for the VIP II Contrafund Portfolio; .76% for the VIP II Asset Manager: Growth Portfolio; .73% for the VIP III Growth Opportunities Portfolio; .60% for the VIP III Balanced Portfolio; and 1.04% for the Wanger U.S. Small Cap Portfolio.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

1. THE POLICY
--------------------------------------------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among 23 variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

OWNER
The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED
The insured is the person whose life is covered under the policy.
The owner can, but does not have to be, the same as the insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

2. PREMIUMS
--------------------------------------------------------------------------------

You may purchase the policy by delivering a check for the full initial premium made out to SAFECO Life to us directly or to your agent. The initial premium must be sufficient to cover all policy charges for a period of two months. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of permanent insurance coverage is dependant upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force. We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require any existing policy loans be repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the policy can jeopardize a policy's non-modified endowment status. We will monitor premiums paid and other policy transactions and will notify you when the non-modified endowment contract status is in jeopardy. See Section 6 - Taxes.

ALLOCATION OF PREMIUM AND CASH VALUE.
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%. At the time a policy is issued, its cash value will be determined as if the policy had been issued and the initial premium was invested on the date we received it.

On the date your policy is effective, premiums are invested in the money market portfolio for 25 days. On the 26th day your money is allocated to the portfolios and/or the fixed account in accordance with your instructions. Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS
The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund.

We calculate the value of an accumulation unit, for each portfolio, after the NYSE closes each day by:

1.   determining the total value of the particular portfolio;
2.   subtracting from that amount insurance and other charges; and
3. dividing this amount by the number of outstanding accumulation units of the particular portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your contract with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     EXAMPLE: On Monday we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the RST Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the RST Growth Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with
     29.31 accumulation units for the RST Growth Portfolio.

POLICY LAPSE AND GRACE PERIOD
You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record that a grace period of 61 days has begun as of the date notice was sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months.

If we don't receive this amount before the end of the grace period, we will send written notice to you and any assignee of record that your policy ended without value ("lapsed"). If the insured dies during the grace period, we will pay the death benefit to the beneficiary. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See
Section 5 - Insurance Benefits.

REINSTATEMENT
If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

   - provide us satisfactory evidence of insurability;
   - pay enough premium to cover policy charges for three months after the reinstatement date;
   - pay any indebtedness that existed at the end of the grace period; and
   - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium of the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.



RIGHT TO EXAMINE You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or
(b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

3. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
          VIP Money Market Portfolio
          VIP High Income Portfolio
          VIP Equity-Income Portfolio
          VIP Growth Portfolio
          VIP Overseas Portfolio
          VIP II Investment Grade Bond Portfolio
          VIP II Asset Manager Portfolio
          VIP II Index 500 Portfolio
          VIP II Asset Manager: Growth Portfolio
          VIP II Contrafund Portfolio

          VIP III Growth Opportunities Portfolio
          VIP III Growth & Income Portfolio
          VIP III Balanced Portfolio

     MANAGED BY LEXINGTON MANAGEMENT CORPORATION
          Lexington Natural Resources Trust
          Lexington Emerging Markets Fund, Inc.

     MANAGED BY SAFECO ASSET MANAGEMENT COMPANY
          RST Equity Portfolio
          RST Growth Portfolio
          RST Northwest Portfolio
          RST Bond Portfolio
          RST Small Company Stock Portfolio

     MANAGED BY WANGER ASSET MANAGEMENT, L.P.
          Wanger U.S. Small Cap Portfolio

     MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC
          VP International
          VP Balanced

Not all portfolios listed above may be available for all policies. You can have money in up to 17 of available portfolios and the fixed account at any one time. Additional portfolios may be available in the future. The portfolios are not offered directly to the public but are available exclusively to life insurance companies as investment options for variable annuity and variable life insurance contracts. The performance for these portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

EACH PORTFOLIO HAS ITS OWN INVESTMENT OBJECTIVE. YOU SHOULD READ THE PROSPECTUSES FOR THESE PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE INCLUDED WITH THIS PROSPECTUS AND MAY INCLUDE INFORMATION ON OTHER PORTFOLIOS NOT AVAILABLE UNDER THIS POLICY.

FIXED ACCOUNT
The policy also offers a fixed account with interest rates that are set and guaranteed by SAFECO Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS
You can transfer money among the 23 portfolios and the fixed account.
You can have money in a maximum of 17 portfolios at any one time.
Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer.

We will accept transfers by signed written request or by telephone. Each transfer must identify:
     -    your policy;
     -    the amount of the transfer; and
     -    which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to limit transfers from the fixed account in the following manner:
     -    postpone the transfer for 30 days;
     - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and
     - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

SCHEDULED TRANSFERS
You can initiate the following scheduled transfers among your investment options. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the "source" investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

SUBSTITUTION
If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

4. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE
We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net asset value of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES
We deduct the following charges from your policy value monthly:
     -    the monthly cost of insurance;
     -    the monthly cost of additional benefits provided by riders; plus
     -    the monthly administration charge.

     MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:
     -    the insured's age;
     -    gender, if permitted by law;
     -    risk classification; and
     -    the policy's duration.

     Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. Rates for standard risks are based on the applicable 1980 Commissioner's Standard Ordinary Mortality

     Table ("1980 CSO"). Guaranteed cost of insurance rates for policies that involve a higher mortality risk may be issued using an appropriate multiple of the 1980 CSO.

     The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

     For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

     MONTHLY COST OF ADDITIONAL BENEFITS. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy and will not change.

     MONTHLY ADMINISTRATION CHARGE. During the first policy year the administration charge is $25 per month. For policy years after the first, the charge drops to a current charge of $5 per month. (Maximum charge $8 per month). We do not expect to profit from this charge.

SURRENDER CHARGE
Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge during the first ten policy years if you:
     -    request a reduction in the face amount of insurance;
     -    surrender the policy for value; or
     -    allow the policy to lapse.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase.

If you surrender the entire policy, the surrender charge will be the lesser of:

   - 50% during the first six policy years, of the annual level premium required to keep the policy in force at the applicable face amount from the issue date until the insured's age 95, decreasing by 10% each year until it reaches 0% for years eleven and later; or

   - 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

If you request a reduction in face amount, we will deduct a pro rata surrender charge from your policy value.

A table of the surrender charge amount you would pay per $1,000 of specified insurance coverage is shown in the "Table of Surrender Charges" in your policy. Below is an example of a surrender charge for a $100,000 policy for a male preferred non-smoker, issue age 45.

                                          ANNUAL
     POLICY YEAR         PERCENTAGE    LEVEL PREMIUM        SURRENDER CHARGE
     -----------         ----------    --------------       ----------------
     1-6                   50%    x        $1,716                 $858

       7                   40%    x        $1,716                 $686

       8                   30%    x        $1,716                 $515

       9                   20%    x        $1,716                 $343

      10                   10%    x        $1,716                 $172

      11 and after          0%    x        $1,716                   $0

You might have a lower maximum surrender charge if you paid fewer premiums in the first year.

The surrender charge is for expenses incurred in connection with the promotion, sale and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales expense. See Section 8 - Other Information.

PREMIUM TAX CHARGE
States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

5. INSURANCE BENEFITS
--------------------------------------------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A" the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B" the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:
     -    the death benefit under the policy; plus
     -    any benefits due from riders; less
     -    any loans and loan interest; and less
     -    any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value. Sample ages and percentages are shown below.

           Insured's Age at the
           beginning of the policy         Percentage of policy value
           year in which insured dies.     as of the date of death.
           ----------------------------------------------------------
                 40 and under                        250%
                      45                             215%
                      50                             185%
                      55                             150%
                      60                             130%
                      65                             120%
                      70                             115%
                    75-90                            105%
                      95                             100%

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS
After the first policy year you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy or if it would disqualify your policy as life insurance under tax law. See Section 6-Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT
You receive a Guaranteed Death Benefit Endorsement with your policy if:
     -    the endorsement is approved by your state;
     -    your policy is not extra rated; and
     -    your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, is less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

EXTENDED MATURITY BENEFIT ENDORSEMENT The policy matures on the policy anniversary following the insured's 95th birthday. See Section 7 - Access to Your Money for a discussion of the Maturity Date. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive your irrevocable election to use the benefit in writing and prior to the maturity date.

Under the endorsement and as of the maturity date:
     - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;
     -    all riders on the policy terminate; and
     -    cost of insurance charges are no longer deducted.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

6. TAXES
--------------------------------------------------------------------------------

This section discusses how federal income tax applies to life insurance policies in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any policy or any transaction involving a policy. You should consult a competent tax adviser about your individual circumstances.

LIFE INSURANCE IN GENERAL
If your policy meets certain tests under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes. Death proceeds payable under a life insurance policy when the insured dies are not taxed to the beneficiary. We will monitor compliance of your policy with these tests.

If your life insurance policy is also a modified endowment contract (you have a higher ratio of cash value to insurance protection), amounts you take out while the insured is living, including loans and collateral assignments, may be subject to income tax. There may be a 10% tax penalty on the taxable amount taken before age 59 1/2 unless you are disabled as defined by the Code or another exception applies.

A surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premiums paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios or interest in the fixed account.

Ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured, may result in federal taxes such as income, estate, gift, or generation-skipping transfer tax, as well as state and local taxes such as inheritance or income tax. Tax consequences depend on your or your beneficiary's individual circumstances. You should consult your personal tax advisor regarding the tax treatment of a life insurance policy that you own.

Changes in federal and state tax law or in the interpretation of current tax law could adversely affect the tax treatment of your policy and policy proceeds.

DIVERSIFICATION
Variable life insurance policies receive tax deferral while the insured is living as long as investment in the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax unless you take money out.

We believe the portfolios offered under this policy are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your policy might lose its tax favored status as life insurance because of the number and type of portfolios
you can select from, and the extent to which you can make transfers.   If
issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING
Generally while the insured is living, federal income tax is withheld from the taxable portion of proceeds at a rate of 10%. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your policy in the following ways:
     -    by taking loans against your policy value;
     -    by requesting withdrawals after the first policy year;
     - by taking SMART-TM- distributions (beginning after the second policy year);
     -    by surrendering your entire policy for value;
     - by receiving the surrender value if the insured is alive on the maturity date; or
     - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS
You may take loans in any amount up to 90% (or other maximum required by your state), of your policy surrender value by writing to us. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:
     - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or
     -    5%.

The current loan interest rate results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first.
Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a modified endowment contract. See Section 6 -Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:
     - you will not accumulate enough policy value to meet your future financial needs;
     -    your policy will lapse;
     -    the Guaranteed Death Benefit Endorsement will terminate;
     -    your beneficiary will receive less money.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account and may have tax consequences. See Section 6 - Taxes. Withdrawals lower the face amount of insurance on your policy dollar for dollar and increase the risk that:
     - you will not accumulate enough policy value to meet your future financial needs;
     -    your policy will lose its current tax status;
     -    your policy will lapse;
     -    the Guaranteed Death Benefit Endorsement will terminate;
     -    your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART-TM- DISTRIBUTIONS
After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See
Section 6 - Tax.

SURRENDER
You may end the insurance coverage under this policy and receive the surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE
The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or alternate payment option provided by your policy and that you select. Current tax may apply. Under some circumstances the maturity date may be extended until the death of the insured. See Section 5 - Insurance Benefits for a discussion of the Extended Maturity Benefit Endorsement.

MINIMUM VALUE
If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts), is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. See Section 2 Premiums for information on policy lapse and reinstatement.

8. OTHER INFORMATION
--------------------------------------------------------------------------------

SAFECO LIFE
SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish SAFECO Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the policy are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.


GENERAL ACCOUNT
If you put your money into the fixed account, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The policies are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for

SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 60% of premiums paid during the first year nor more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWAL, OR SURRENDER
We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

     -    the NYSE is closed (other than customary weekend or holiday closings);
     -    trading on the NYSE is restricted;
     - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or
     -    the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS
SAFECO Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in conjunction with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISREGARD OF VOTING INSTRUCTIONS
SAFECO Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making), investments which would result in changes in the sub-classification or investment objectives of the portfolio. SAFECO Life may also disapprove changes in the investment policy initiated by the owners or trustees of the funds, if such disapproval is reasonable and is based on a good faith determination by SAFECO Life that the change would violate state or federal law or the change would not be consistent with the investment objectives of the portfolios or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable policies offered by SAFECO Life or of an affiliated life insurance company. In the event that SAFECO Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing certain policy charges (including the surrender charge) or crediting additional fixed account interest.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

REPORTS TO POLICY OWNERS
We send you quarterly statements about your policy which, taken together, provide you with an annual report of your policy each policy year. Statements include information about:
     -    the death benefit;
     -    policy values including surrender value;
     -    policy charges;
     -    loan amounts including loan interest;
     -    premiums paid during the year; and
     -    investment performance.

YEAR 2000

Like other insurance, mutual fund, financial and business organizations, and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisers, or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000. However, with approximately 90% of its systems year 2000 ready, SAFECO Life is currently developing business continuity plans for year 2000 contingencies.

INTERNET INFORMATION

You can find more information about the Premier Accumulation Life Flexible Premium Variable Life Insurance Policy as well as other products and financial services offered by SAFECO companies on the Internet at HTTP://WWW.SAFECO.COM. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Premier Accumulation Life policy you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at HTTP://WWW.SEC.GOV, which contains a copy of the Separate Account's most recent registration statement and general consumer information.


EXPERTS
The financial statements of SAFECO Separate Account SL and SAFECO Life Insurance Company and Subsidiaries, to be included as an Appendix to this prospectus by post-effective amendment at a later date, will be audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon. Such financial statements will be included later in reliance on their reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS The financial statements of SAFECO Separate Account SL and SAFECO Life Insurance Company and Subsidiaries, to be included as an Appendix to this prospectus by post-effective amendment at a later date, should be considered only as bearing upon our ability to meet our obligations under the policy. They should not be considered as bearing upon the investment experience of the portfolios.

                                      PART II
                                  MORE INFORMATION


EXECUTIVE OFFICERS AND DIRECTORS OF SAFECO LIFE
OFFICERS:
Roger H. Eigsti               Chairman of the Board
Randall H. Talbot             President
John P. Fenlason              Senior Vice President
James T. Flynn                Vice President, Controller and Assistant Secretary
Roger F. Harbin               Executive Vice President and Actuary
Michael J. Kinzer             Vice President and Chief Actuary
Rod A. Pierson                Senior Vice President and Secretary

DIRECTORS:
 Donald S. Chapman            Director
 Boh A. Dickey                Director
 Roger H. Eigsti              Director
 Rod A. Pierson               Director
 James W. Ruddy               Director
 Robert L. Spaulding          Director
 Randall H. Talbot            Director
 W. Randall Stoddard          Director
 Dale E. Lauer                Director

*The business address for Messrs. Talbot, Fenlason, Flynn, Harbin, and Kinzer is 15411 N.E. 51st Street, Redmond, Washington 98052. The business address for Messr. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204. The business address for all other individuals listed is SAFECO Plaza, Seattle, Washington 98185.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST
SAFECO Life cannot contest the validity of the policy except in the case of fraud after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

FEDERAL TAX STATUS
NOTE: The following description is based upon SAFECO Life's understanding of current federal income tax law applicable to life insurance in general. SAFECO Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. SAFECO Life believes that the policies to be issued will qualify as "life insurance contracts" under Section 7702. SAFECO Life does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION: The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO Life and its operations form a part of SAFECO Life.

DIVERSIFICATION: Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax on the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies such as the policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO Life intends that each investment portfolio underlying the policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, SAFECO Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY: The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO Life has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

While SAFECO Life has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO Life's interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the policy.

POLICY PROCEEDS: The tax treatment accorded to loan proceeds and/or withdrawals or surrenders from the policies will depend on whether the policy is considered to be a modified endowment contract. Otherwise, SAFECO Life believes that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, the owner is not deemed to be in constructive receipt of the policy Account or Net Cash Surrender Value, including increments thereon, under a policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

TAX TREATMENT OF LOANS, WITHDRAWALS, AND SURRENDERS: Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a Modified Endowment Contract. A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first seven policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Furthermore, any policy received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A. Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a modified endowment contract depends on the individual circumstances of each policy.

If the policy is classified as a modified endowment contract, then withdrawals and surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of such taxpayer and his beneficiary.

If a policy is not classified as a modified endowment contract, then any withdrawals will be treated first as a recovery of the investment in the policy, which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loans from a policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policy owners should seek competent tax advice on the tax consequences of taking loans, withdrawals or surrendering any policy.

QUALIFIED PLANS: The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

ADVERTISING
The Company is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The company may advertise ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the policies. Furthermore, the other parties that recommend the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                     TO BE FILED BY POST EFFECTIVE AMENDMENT


















                                  SAFECO LIFE
                              SEPARATE ACCOUNT SL
                          AUDITED FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 1998



                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                        SAFECO LIFE INSURANCE COMPANY
                              AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

HYPOTHETICAL ILLUSTRATIONS
-------------------------------------------------------------------

OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND ACCUMULATED
PREMIUMS

The following tables have been prepared to show how the key financial elements of the Policy work. The tables show how death benefits, Policy Account and Cash Surrender Values (policy benefits) could vary over an extended period of time if the Investment Division of the Separate Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years, but went above or below those figures in individual Policy Years. The Policy benefits will also differ, depending on the premium allocations to each Investment Division, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Investment Divisions. The tables are for preferred and standard risk male non-smokers. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge. The Policy Account amounts reflect the front-end charges.

The tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .70% charge against the Separate Account for mortality and expense risks; the effect on each Division's investment experience of the charge to Funds' assets for investment management (0.68%, an average of the 1997 actual investment management fees charged to the various Portfolios of the Funds); and 0.14% direct Funds' operating expenses. The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.52%, on 6% it would be 4.48%, and on 12% it would be 10.48%.

The tables assume deduction of an applicable premium tax rate based on 2.1% of premiums. There are tables for both male preferred non-smoker age 45 and male standard non-smoker age 45 and each class is illustrated using CURRENT and GUARANTEED Policy cost factors. The current tables assume that the monthly charge remains constant at $5.00. The guaranteed tables assume that the monthly charge remains constant at $8.00. The tables reflect the fact that SAFECO does not currently make any charge for federal taxes.

If SAFECO charged for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the premiums was invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of holding a Policy for a relatively short time will be high.

INDIVIDUAL ILLUSTRATIONS. If requested, SAFECO will furnish a comparable illustration based on the age, sex and underwriting classification of the proposed Primary Insured, and an initial Face Amount of Insurance and planned premiums as selected. If a Policy is purchased, SAFECO will deliver an individualized illustration reflecting the planned premium chosen and the Primary Insured's actual risk class.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $4,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                             0.00%                                     6.00%
                            ---------------------------------------   ---------------------------------------
                 ACCUM                      POLICY         CASH                       POLICY         CASH
  END OF      PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
POLICY YEAR      INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

          1        4,200       250,000         2,902         1,702       250,000         3,160         1,906

          2        8,610       250,000         5,904         4,344       250,000         6,501         4,941

          3       13,241       250,000         8,795         6,875       250,000         9,982         8,062

          4       18,103       250,000        11,603         9,458       250,000        13,582        11,437

          5       23,208       250,000        14,351        12,206       250,000        17,329        15,184

          6       28,568       250,000        17,045        14,900       250,000        21,236        19,091

          7       34,196       250,000        19,665        17,949       250,000        25,289        23,573

          8       40,106       250,000        22,214        20,927       250,000        29,500        28,213

          9       46,312       250,000        24,698        23,840       250,000        33,881        33,023

         10       52,827       250,000        27,121        26,692       250,000        38,445        38,016

         11       59,669       250,000        29,413        29,413       250,000        43,132        43,132

         12       66,852       250,000        31,556        31,556       250,000        47,934        47,934

         13       74,395       250,000        33,546        33,546       250,000        52,853        52,853

         14       82,314       250,000        35,367        35,367       250,000        57,884        57,884

         15       90,630       250,000        37,005        37,005       250,000        63,025        63,025

         16       99,361       250,000        38,499        38,449       250,000        68,273        68,273

         17      108,530       250,000        39,690        39,690       250,000        73,635        73,635

         18      118,156       250,000        40,721        40,721       250,000        79,116        79,116

         19      128,264       250,000        41,524        41,524       250,000        84,720        84,720

         20      138,877       250,000        42,082        42,082       250,000        90,448        90,448

     Age 75      297,195       250,000        18,886        18,886       250,000       161,309       161,309

                             12.00%
             ---------------------------------------
                             POLICY         CASH
  END OF        DEATH        ACCOUNT      SURRENDER
POLICY YEAR    BENEFIT        VALUE         VALUE
          1     250,000         3,310         2,110
          2     250,000         7,123         5,563
          3     250,000        11,270         9,350
          4     250,000        15,817        13,672
          5     250,000        20,829        18,684
          6     250,000        26,365        24,220
          7     250,000        32,460        30,744
          8     250,000        39,180        37,893
          9     250,000        46,599        45,741
         10     250,000        54,800        54,371
         11     250,000        63,804        63,804
         12     250,000        73,693        73,693
         13     250,000        84,568        84,568
         14     250,000        96,539        96,539
         15     250,000       109,735       109,735
         16     250,000       124,303       124,303
         17     250,000       140,424       140,424
         18     250,000       158,300       158,300
         19     250,000       178,166       178,166
         20     250,000       200,294       200,294
     Age 75     692,076       659,120       659,120

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $4,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                           0.00%                                     6.00%
                          ---------------------------------------   ---------------------------------------
  END OF       ACCUM                      POLICY         CASH                       POLICY         CASH
  POLICY    PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
   YEAR        INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

         1       4,200       250,000         2,678         1,478       250,000         2,875         1,675

         2       8,610       250,000         5,498         3,938       250,000         6,069         4,509

         3      13,241       250,000         8,215         6,295       250,000         9,344         7,424

         4      18,103       250,000        10,818         8,673       250,000        12,696        10,551

         5      23,208       250,000        13,309        11,164       250,000        16,127        13,982

         6      28,568       250,000        15,675        13,530       250,000        19,629        17,484

         7      34,196       250,000        17,911        16,195       250,000        23,198        21,482

         8      40,106       250,000        20,002        18,715       250,000        26,824        25,537

         9      46,312       250,000        21,932        21,074       250,000        30,496        29,638

        10      52,827       250,000        23,691        23,262       250,000        34,204        33,775

        11      59,669       250,000        25,262        25,262       250,000        37,937        37,937

        12      66,852       250,000        26,637        26,637       250,000        41,690        41,690

        13      74,395       250,000        27,805        27,805       250,000        45,458        45,458

        14      82,314       250,000        28,752        28,752       250,000        49,231        49,231

        15      90,630       250,000        29,446        29,446       250,000        52,985        52,985

        16      99,361       250,000        29,866        29,866       250,000        56,707        56,707

        17     108,530       250,000        29,983        29,983       250,000        60,376        60,376

        18     118,156       250,000        29,747        29,747       250,000        63,956        63,956

        19     128,264       250,000        29,109        29,109       250,000        67,413        67,413

        20     138,877       250,000        28,028        28,028       250,000        70,718        70,718

    Age 75     297,195                                                 250,000        81,200        81,200

                            12.00%
            ---------------------------------------
  END OF                    POLICY         CASH
  POLICY       DEATH        ACCOUNT      SURRENDER
   YEAR       BENEFIT        VALUE         VALUE
         1     250,000         3,072         1,872
         2     250,000         6,664         5,104
         3     250,000        10,571         8,651
         4     250,000        14,818        12,673
         5     250,000        19,443        17,298
         6     250,000        24,477        22,332
         7     250,000        29,957        28,241
         8     250,000        35,922        34,635
         9     250,000        42,416        41,558
        10     250,000        49,489        49,060
        11     250,000        57,201        57,201
        12     250,000        65,626        65,626
        13     250,000        74,849        74,849
        14     250,000        84,964        84,964
        15     250,000        96,072        96,072
        16     250,000       108,300       108,300
        17     250,000       121,793       121,793
        18     250,000       136,716       136,716
        19     250,000       153,272       153,272
        20     250,000       171,714       171,714
    Age 75     591,345       563,186       563,186

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:            $250,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $4,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                             0.00%                                     6.00%
                            ---------------------------------------   ---------------------------------------
                 ACCUM                      POLICY         CASH                       POLICY         CASH
  END OF      PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
POLICY YEAR      INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

          1        4,200       250,000         2,725         1,525       250,000         2,924         1,724

          2        8,610       250,000         5,581         4,021       250,000         6,157         4,597

          3       13,241       250,000         8,332         6,412       250,000         9,474         7,554

          4       18,103       250,000        10,993         8,848       250,000        12,892        10,747

          5       23,208       250,000        13,605        11,460       250,000        16,459        14,314

          6       28,568       250,000        16,171        14,026       250,000        20,185        18,040

          7       34,196       250,000        18,671        16,955       250,000        24,055        22,339

          8       40,106       250,000        21,112        19,825       250,000        28,085        26,798

          9       46,312       250,000        23,495        22,637       250,000        32,284        31,426

         10       52,827       250,000        25,821        25,392       250,000        36,660        36,231

         11       59,669       250,000        28,021        28,021       250,000        41,155        41,155

         12       66,852       250,000        30,060        30,060       250,000        45,744        45,744

         13       74,395       250,000        31,931        31,931       250,000        50,425        50,425

         14       82,314       250,000        33,622        33,622       250,000        55,195        55,195

         15       90,630       250,000        35,118        35,118       250,000        60,050        60,050

         16       99,361       250,000        36,404        36,404       250,000        64,984        64,984

         17      108,530       250,000        37,478        37,478       250,000        70,008        70,008

         18      118,156       250,000        38,324        38,324       250,000        75,118        75,118

         19      128,264       250,000        38,928        38,928       250,000        80,319        80,319

         20      138,877       250,000        39,273        39,273       250,000        85,611        85,611

     Age 75      297,195       250,000        12,337        12,337       250,000       148,025       148,025

                             12.00%
             ---------------------------------------
                             POLICY         CASH
  END OF        DEATH        ACCOUNT      SURRENDER
POLICY YEAR    BENEFIT        VALUE         VALUE
          1     250,000         3,123         1,923
          2     250,000         6,758         5,198
          3     250,000        10,714         8,794
          4     250,000        15,039        12,894
          5     250,000        19,817        17,672
          6     250,000        25,101        22,956
          7     250,000        30,927        29,211
          8     250,000        37,360        36,073
          9     250,000        44,469        43,611
         10     250,000        52,331        51,902
         11     250,000        60,966        60,966
         12     250,000        70,436        70,436
         13     250,000        80,835        80,835
         14     250,000        92,271        92,271
         15     250,000       104,866       104,866
         16     250,000       118,761       118,761
         17     250,000       134,132       134,132
         18     250,000       151,170       151,170
         19     250,000       170,103       170,103
         20     250,000       191,196       191,196
     Age 75     662,966       631,396       631,396

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:            $250,000
Death Benefit Option:                  A
Death Benefits Payable to
 Age:                                 95
Annual Planned Premium(1):     $4,000.00
Issue Age:                            45
Premiums Payable to Age:              95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:

                                           0.00%                                     6.00%
                          ---------------------------------------   ---------------------------------------
  END OF       ACCUM                      POLICY         CASH                       POLICY         CASH
  POLICY    PREMIUM (5%      DEATH        ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER
   YEAR        INT)         BENEFIT        VALUE         VALUE        BENEFIT        VALUE         VALUE

         1       4,200       250,000         2,678         1,478       250,000         2,875         1,675

         2       8,610       250,000         5,498         3,938       250,000         6,069         4,509

         3      13,241       250,000         8,215         6,295       250,000         9,344         7,424

         4      18,103       250,000        10,818         8,673       250,000        12,696        10,551

         5      23,208       250,000        13,309        11,164       250,000        16,127        13,982

         6      28,568       250,000        15,675        13,530       250,000        19,629        17,484

         7      34,196       250,000        17,911        16,195       250,000        23,198        21,482

         8      40,106       250,000        20,002        18,715       250,000        26,824        25,537

         9      46,312       250,000        21,932        21,074       250,000        30,496        29,638

        10      52,827       250,000        23,691        23,262       250,000        34,204        33,775

        11      59,669       250,000        25,262        25,262       250,000        37,937        37,937

        12      66,852       250,000        26,637        26,637       250,000        41,690        41,690

        13      74,395       250,000        27,805        27,805       250,000        45,458        45,458

        14      82,314       250,000        28,752        28,752       250,000        49,231        49,231

        15      90,630       250,000        29,446        29,446       250,000        52,985        52,985

        16      99,361       250,000        29,866        29,866       250,000        56,707        56,707

        17     108,530       250,000        29,983        29,983       250,000        60,376        60,376

        18     118,156       250,000        29,747        29,747       250,000        63,956        63,956

        19     128,264       250,000        29,109        29,109       250,000        67,413        67,413

        20     138,877       250,000        28,028        28,028       250,000        70,718        70,718

    Age 75     297,195                                                 250,000        81,200        81,200

                            12.00%
            ---------------------------------------
  END OF                    POLICY         CASH
  POLICY       DEATH        ACCOUNT      SURRENDER
   YEAR       BENEFIT        VALUE         VALUE
         1     250,000         3,072         1,872
         2     250,000         6,664         5,104
         3     250,000        10,571         8,651
         4     250,000        14,818        12,673
         5     250,000        19,443        17,298
         6     250,000        24,477        22,332
         7     250,000        29,957        28,241
         8     250,000        35,922        34,635
         9     250,000        42,416        41,558
        10     250,000        49,489        49,060
        11     250,000        57,201        57,201
        12     250,000        65,626        65,626
        13     250,000        74,849        74,849
        14     250,000        84,964        84,964
        15     250,000        96,072        96,072
        16     250,000       108,300       108,300
        17     250,000       121,793       121,793
        18     250,000       136,716       136,716
        19     250,000       153,272       153,272
        20     250,000       171,714       171,714
    Age 75     591,345       563,186       563,186

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATIONS
-------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a Policy, the following hypothetical illustrations were developed and are based upon the actual experience of the Portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the Portfolios at their inception.

These tables illustrate cost of insurance and expense charges (Policy cost factors) at both the current rates and the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy Year reflect a daily charge against the Investment Divisions. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each Division's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age 45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):   $4,000.00
Death Benefit Option:                  A  Issue Age:                          45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:            95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      FIDELITY'S VIP MONEY MARKET DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1983           250,000        3,241          2,041        250,000        3,005          1,805
           1984           250,000        6,995          5,435        250,000        6,538          4,978
           1985           250,000       10,807          8,887        250,000       10,125          8,205
           1986           250,000       14,665         12,520        250,000       13,719         11,574
           1987           250,000       18,694         16,549        250,000       17,415         15,270
           1988           250,000       23,157         21,441        250,000       21,439         19,723
           1989           250,000       28,353         27,066        250,000       26,072         24,785
           1990           250,000       33,626         32,768        250,000       30,683         29,825
           1991           250,000       38,548         38,119        250,000       34,863         34,434
           1992           250,000       42,804         42,804        250,000       38,313         38,313
           1993           250,000       46,807         46,807        250,000       41,458         41,458
           1994           250,000       51,329         51,329        250,000       44,987         44,987
           1995           250,000       56,798         56,798        250,000       49,268         49,268
           1996           250,000       62,174         62,174        250,000       53,373         53,373
           1997           250,000       67,757         67,757        250,000       57,552         57,552

--------------------------------------------------------------------------------

                      FIDELITY'S VIP HIGH INCOME DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1986           250,000        3,532          2,332        250,000        3,286          2,086
           1987           250,000        6,669          5,109        250,000        6,233          4,673
           1988           250,000       10,813          8,893        250,000       10,135          8,215
           1989           250,000       13,122         10,977        250,000       12,266         10,121
           1990           250,000       15,620         13,475        250,000       14,521         12,376
           1991           250,000       25,150         23,434        250,000       23,270         21,554
           1992           250,000       34,545         33,258        250,000       31,800         30,513
           1993           250,000       45,001         44,143        250,000       41,205         40,347
           1994           250,000       46,840         46,411        250,000       42,591         42,162
           1995           250,000       59,870         59,870        250,000       54,056         54,056
           1996           250,000       71,241         71,241        250,000       63,921         63,921
           1997           250,000       86,811         86,811        250,000       77,479         77,479

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):   $4,000.00
Death Benefit Option:                  A  Issue Age:                          45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:            95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     FIDELITY'S VIP EQUITY-INCOME DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1987           250,000        2,891          1,691        250,000        2,667          1,467
           1988           250,000        7,395          5,835        250,000        6,912          5,352
           1989           250,000       12,241         10,321        250,000       11,478          9,558
           1990           250,000       12,742         10,597        250,000       11,904          9,759
           1991           250,000       20,704         18,559        250,000       19,295         17,150
           1992           250,000       27,607         25,891        250,000       25,602         23,886
           1993           250,000       36,049         34,762        250,000       33,261         31,974
           1994           250,000       41,537         40,679        250,000       38,093         37,235
           1995           250,000       59,989         59,560        250,000       54,723         54,294
           1996           250,000       71,630         71,630        250,000       64,987         64,987
           1997           250,000       95,230         95,230        250,000       86,038         86,038

--------------------------------------------------------------------------------

                         FIDELITY'S VIP GROWTH DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1987           250,000        3,053          1,853        250,000        2,824          1,624
           1988           250,000        7,127          5,567        250,000        6,660          5,100
           1989           250,000       13,431         11,511        250,000       12,607         10,687
           1990           250,000       14,346         12,201        250,000       13,424         11,279
           1991           250,000       25,319         23,174        250,000       23,654         21,509
           1992           250,000       30,808         29,092        250,000       28,650         26,934
           1993           250,000       40,198         38,911        250,000       37,211         35,924
           1994           250,000       42,871         42,013        250,000       39,449         38,591
           1995           250,000       61,915         61,486        250,000       56,673         56,244
           1996           250,000       74,109         74,109        250,000       67,477         67,477
           1997           250,000       94,805         94,805        250,000       85,954         85,954

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):  $4,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        FIDELITY'S VIP OVERSEAS DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1988           250,000        3,206          2,006        250,000        2,971          1,771
           1989           250,000        8,020          6,460        250,000        7,512          5,952
           1990           250,000       10,789          8,869        250,000       10,111          8,191
           1991           250,000       14,831         12,686        250,000       13,880         11,735
           1992           250,000       15,734         13,589        250,000       14,638         12,493
           1993           250,000       25,740         24,024        250,000       23,835         22,119
           1994           250,000       29,005         27,718        250,000       26,679         25,392
           1995           250,000       34,860         34,002        250,000       31,829         30,971
           1996           250,000       42,561         42,132        250,000       38,553         38,124
           1997           250,000       50,492         50,492        250,000       45,347         45,347

--------------------------------------------------------------------------------

                FIDELITY'S VIP II INVESTMENT GRADE BOND DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1989           250,000        3,278          2,078        250,000        3,041          1,841
           1990           250,000        6,751          5,191        250,000        6,307          4,747
           1991           250,000       11,389          9,469        250,000       10,676          8,756
           1992           250,000       15,277         13,132        250,000       14,299         12,154
           1993           250,000       20,190         18,045        250,000       18,827         16,682
           1994           250,000       22,123         20,407        250,000       20,488         18,772
           1995           250,000       29,325         28,038        250,000       26,983         25,696
           1996           250,000       33,083         32,225        250,000       30,201         29,343
           1997           250,000       39,059         38,630        250,000       35,344         34,915

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):  $4,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    FIDELITY'S VIP II ASSET MANAGER DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1990           250,000        3,158          1,958        250,000        2,924          1,724
           1991           250,000        7,712          6,152        250,000        7,218          5,658
           1992           250,000       11,982         10,062        250,000       11,239          9,319
           1993           250,000       18,160         16,015        250,000       17,027         14,882
           1994           250,000       19,520         17,375        250,000       18,215         16,070
           1995           250,000       26,241         24,525        250,000       24,356         22,640
           1996           250,000       33,339         32,052        250,000       30,767         29,480
           1997           250,000       43,644         42,786        250,000       40,047         39,189

--------------------------------------------------------------------------------

                      FIDELITY'S VIP II INDEX 500 DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1993           250,000        3,261          2,061        250,000        3,024          1,824
           1994           250,000        6,383          4,823        250,000        5,957          4,397
           1995           250,000       13,016         11,096        250,000       12,216         10,296
           1996           250,000       19,656         17,511        250,000       18,441         16,296
           1997           250,000       30,097         27,952        250,000       28,183         26,038

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):  $4,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                FIDELITY'S VIP II ASSET MANAGER: GROWTH DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1995           250,000        3,719          2,519        250,000        3,466          2,266
           1996           250,000        8,216          6,656        250,000        7,708          6,148
           1997           250,000       14,106         12,186        250,000       13,268         11,348

--------------------------------------------------------------------------------

                     FIDELITY'S VIP II CONTRAFUND DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1995           250,000        4,286          3,086        250,000        4,015          2,815
           1996           250,000        8,986          7,426        250,000        8,452          6,892
           1997           250,000       14,952         13,032        250,000       14,088         12,168

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:            $250,000  Annual Planned Premium(1):  $4,000.00
Death Benefit Option:                  A  Issue Age:                         45
Death Benefits Payable to
Age:                                  95  Premiums Payable to Age:           95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      FIDELITY'S VIP III BALANCED DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1995           250,000        3,403          2,203        250,000        3,162          1,962
           1996           250,000        7,143          5,583        250,000        6,682          5,122
           1997           250,000       12,461         10,541        250,000       11,696          9,776

--------------------------------------------------------------------------------

                FIDELITY'S VIP III GROWTH OPPORTUNITIES DIVISION

                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                       -----------------------------------------  -----------------------------------------
       POLICY                         POLICY                                     POLICY
      YEAR END            DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
    DECEMBER 31ST        BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

           1995           250,000        4,041          2,841        250,000        3,778          2,578
           1996           250,000        8,468          6,908        250,000        7,954          6,394
           1997           250,000       15,005         13,085        250,000       14,130         12,210

--------------------------------------------------------------------------------

                  FIDELITY'S VIP III GROWTH & INCOME DIVISION

                               BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
       POLICY          -------------------------------------------  -------------------------------------------
      YEAR END            DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
    DECEMBER 31ST        BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE

           1997           250,000         3,958           2,758        250,000         3,697           2,497

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                      $250,000  Annual Planned Premium(1):                $4,000.00
Death Benefit Option:                            A  Issue Age:                                       45
Death Benefits Payable to Age:                  95  Premiums Payable to Age:                         95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      LEXINGTON NATURAL RESOURCES DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE
      1992            250,000        3,038          1,838        250,000        2,809          1,609
      1993            250,000        6,803          5,243        250,000        6,352          4,792
      1994            250,000        9,216          7,296        250,000        8,614          6,694
      1995            250,000       14,261         12,116        250,000       13,327         11,182
      1996            250,000       21,891         19,746        250,000       20,406         18,261
      1997            250,000       26,520         24,804        250,000       24,589         22,873

--------------------------------------------------------------------------------

                      LEXINGTON EMERGING MARKETS DIVISION

                           BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
     POLICY        -------------------------------------------  -------------------------------------------
    YEAR END          DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
  DECEMBER 31ST      BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE
      1995            250,000         2,796           1,596        250,000         2,575           1,375
      1996            250,000         6,318           4,758        250,000         5,888           4,328
      1997            250,000         8,157           6,237        250,000         7,607           5,687

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                      $250,000  Annual Planned Premium(1):                $4,000.00
Death Benefit Option:                            A  Issue Age:                                       45
Death Benefits Payable to Age:                  95  Premiums Payable to Age:                         95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SAFECO RST BOND DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1988            250,000        3,168          1,968        250,000        2,934          1,734
      1989            250,000        6,973          5,413        250,000        6,516          4,956
      1990            250,000       10,623          8,703        250,000        9,949          8,029
      1991            250,000       15,494         13,349        250,000       14,500         12,355
      1992            250,000       19,646         17,501        250,000       18,312         16,167
      1993            250,000       24,907         23,191        250,000       23,084         21,368
      1994            250,000       26,840         25,553        250,000       24,691         23,404
      1995            250,000       34,973         34,115        250,000       31,936         31,078
      1996            250,000       37,841         37,412        250,000       34,243         33,814
      1997            250,000       43,934         43,934        250,000       39,356         39,356

--------------------------------------------------------------------------------

                           SAFECO RST EQUITY DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1988            250,000        3,817          2,617        250,000        3,561          2,361
      1989            250,000        8,851          7,291        250,000        8,314          6,754
      1990            250,000       11,167          9,247        250,000       10,484          8,564
      1991            250,000       17,997         15,852        250,000       16,892         14,747
      1992            250,000       22,578         20,433        250,000       21,113         18,968
      1993            250,000       32,668         30,952        250,000       30,422         28,706
      1994            250,000       38,642         37,355        250,000       35,806         34,519
      1995            250,000       53,397         52,539        250,000       49,250         48,392
      1996            250,000       70,128         69,699        250,000       64,399         63,970
      1997            250,000       90,995         90,995        250,000       83,227         83,227

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                      $250,000  Annual Planned Premium(1):                $4,000.00
Death Benefit Option:                            A  Issue Age:                                       45
Death Benefits Payable to Age:                  95  Premiums Payable to Age:                         95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           SAFECO RST GROWTH DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE
      1994            250,000        3,335          2,135        250,000        3,096          1,896
      1995            250,000        9,193          7,633        250,000        8,630          7,070
      1996            250,000       16,213         14,293        250,000       15,262         13,342
      1997            250,000       27,876         25,731        250,000       26,249         24,104

--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE
      1994            250,000        3,053          1,853        250,000        2,823          1,623
      1995            250,000        6,592          5,032        250,000        6,152          4,592
      1996            250,000       10,808          8,888        250,000       10,120          8,200
      1997            250,000       18,138         15,993        250,000       16,993         14,848

--------------------------------------------------------------------------------

                       SAFECO RST SMALL COMPANY DIVISION

                           BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
     POLICY        -------------------------------------------  -------------------------------------------
    YEAR END          DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
  DECEMBER 31ST      BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE
      1997            250,000         2,929           1,729        250,000         2,704           1,504

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                      $250,000  Annual Planned Premium(1):                $4,000.00
Death Benefit Option:                            A  Issue Age:                                       45
Death Benefits Payable to Age:                  95  Premiums Payable to Age:                         95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         WANGER U.S. SMALL CAP DIVISION

                           BASED UPON CURRENT CHARGES                  BASED UPON GUARANTEED CHARGES
     POLICY        -------------------------------------------  -------------------------------------------
    YEAR END          DEATH        POLICY      CASH SURRENDER      DEATH        POLICY      CASH SURRENDER
  DECEMBER 31ST      BENEFIT    ACCOUNT VALUE       VALUE         BENEFIT    ACCOUNT VALUE       VALUE
      1996            250,000         4,528           3,328        250,000         4,249           3,049
      1997            250,000         9,938           8,378        250,000         9,364           7,804

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                      $250,000  Annual Planned Premium(1):                $4,000.00
Death Benefit Option:                            A  Issue Age:                                       45
Death Benefits Payable to Age:                  95  Premiums Payable to Age:                         95

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   AMERICAN CENTURY VP INTERNATIONAL DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1995            250,000        3,345          2,145        250,000        3,105          1,905
      1996            250,000        7,374          5,814        250,000        6,901          5,341
      1997            250,000       12,357         10,437        250,000       11,597          9,677

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     AMERICAN CENTURY VP BALANCED DIVISION

                          BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES
                   -----------------------------------------  -----------------------------------------
     POLICY                       POLICY                                     POLICY
    YEAR END          DEATH       ACCOUNT    CASH SURRENDER      DEATH       ACCOUNT    CASH SURRENDER
  DECEMBER 31ST      BENEFIT       VALUE          VALUE         BENEFIT       VALUE          VALUE

      1992            250,000        2,725          1,525        250,000        2,507          1,307
      1993            250,000        6,258          4,698        250,000        5,830          4,270
      1994            250,000        9,283          7,363        250,000        8,670          6,750
      1995            250,000       14,879         12,734        250,000       13,901         11,756
      1996            250,000       19,958         17,813        250,000       18,584         16,439
      1997            250,000       26,484         24,768        250,000       24,535         22,819

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

NET RATES OF RETURN

The VIP, VIP II, and VIP III Division tables shown earlier in this section appendix are based on the investment performance, after actual expenses, of the corresponding VIP, VIP II, and VIP III Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

    CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE VIP PORTFOLIOS

                            VIP                VIP               VIP
                           MONEY              HIGH             EQUITY-            VIP              VIP
       YEAR               MARKET             INCOME            INCOME           GROWTH          OVERSEAS
------------------------------------------------------------------------------------------------------------
          1983                8.46
          1984                9.73
          1985                7.41
          1986                6.00              16.98
          1987                5.74               0.52             -1.83             2.96
          1988                6.69              10.94             22.01            14.88             7.43
          1989                8.42              -4.87             16.64            30.81            25.58
          1990                7.34              -2.93            -15.99           -12.43            -2.37
          1991                5.39              34.38             30.74            44.81             7.30
          1992                3.20              22.47             16.19             8.62           -11.42
          1993                2.53              19.70             17.59            18.67            36.65
          1994                3.55              -2.34              6.37            -0.72             1.02
          1995                5.17              20.02             34.39            34.66             8.98
          1996                4.71              13.33             13.58            14.01            12.45
          1997                4.81              16.97             27.41            22.78            10.86

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE VIP II PORTFOLIOS

                          VIP II
                        INVESTMENT           VIP II             VIP II             VIP II             VIP II
                           GRADE              ASSET              INDEX           ASSET MGR:           CONTRA-
       YEAR                BOND              MANAGER              500              GROWTH              FUND
------------------------------------------------------------------------------------------------------------------
          1989                9.56
          1990                5.51               6.02
          1991               15.68              21.86
          1992                5.95              11.01
          1993               10.26              20.53               9.04
          1994               -4.46              -6.79               0.34
          1995               16.62              16.26              36.49              22.43              38.92
          1996                2.49              13.90              22.01              19.34              20.52
          1997                8.36              19.95              32.12              24.37              23.44

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE VIP III PORTFOLIOS

                                 VIP III                                           VIP III
                                 GROWTH                   VIP III                 GROWTH &
         YEAR                 OPPORTUNITIES              BALANCED                  INCOME
--------------------------------------------------------------------------------------------------
            1995                    31.82                    13.22
            1996                    17.57                     9.28
            1997                    29.25                    21.48                    29.39

The Lexington Natural Resources Trust and Lexington Emerging Markets Fund ("Lexington") Division tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Lexington Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE LEXINGTON PORTFOLIOS

                         LEXINGTON         LEXINGTON
                          NATURAL          EMERGING
       YEAR              RESOURCES          MARKETS
-------------------------------------------------------
          1992                2.52
          1993               10.20
          1994               -6.08
          1995               16.17             -4.63
          1996               26.19              6.76
          1997                6.45            -12.25

The Wanger Advisors Trust ("Wanger") Division tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Wanger Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE WANGER PORTFOLIOS

                          WANGER
                        U.S. SMALL
       YEAR                 CAP
--------------------------------------
          1996               45.93
          1997               28.71

The SAFECO RST Division tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS

                          SAFECO             SAFECO             SAFECO             SAFECO             SAFECO
                            RST                RST                RST                RST                RST
       YEAR                BOND              EQUITY             GROWTH            NORTHWEST          SMALL CO.
------------------------------------------------------------------------------------------------------------------
          1988                6.33              25.28
          1989               10.60              26.41
          1990                5.87              -5.91
          1991               13.28              26.15
          1992                6.12               7.36
          1993                9.85              27.22
          1994               -3.63               8.24              11.22               2.95
          1995               17.17              27.93              40.30               6.72
          1996               -0.16              24.09              31.36              11.74
          1997                7.71              24.15              43.85              30.32                n/a

The American Century Variable Portfolios, Inc. ("ACVP") Division tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding ACVP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.

   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE ACVP PORTFOLIOS

                                 ACVP                    ACVP
         YEAR                  BALANCED              INTERNATIONAL
-----------------------------------------------------------------------
            1992                   -6.70
            1993                    7.00
            1994                   -0.10
            1995                   20.40                   11.50
            1996                   11.40                   13.60
            1997                   15.11                   17.93

STANDARD AND POOR'S 500
-------------------------------------------------------------------

The Standard and Poor's ("S&P 500") is a weighted index of 500 widely held stocks: 400 Industrials, 40 Financial Company Stocks, 40 Public Utilities, and 20 Transportation stocks, most of which are traded on the New York Stock Exchange. The S&P 500 is generally regarded as an accurate composite of the overall stock market.

                            STANDARD AND POOR'S 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1983          164.93
1984          167.24
1985          211.28
1986          242.17
1987          247.08
1988          277.72
1989          353.40
1990          330.22
1991          417.09
1992          435.71
1993          466.45
1994          459.27
1995          615.93
1996          740.74
1997          970.43

ILLUSTRATION OF POLICY VALUES--
VARIABLE UNIVERSAL LIFE

Policy accumulation values are calculated assuming the Standard and Poor's 500 Index annual rates of return on a $250,000 policy, death benefit option A, which was purchased in 1983 by a 45 year old, male, preferred non-smoker. The current schedule of cost of insurance rates were used.

               S&P 500      POLICY         CASH
               ANNUAL       ACCOUNT      SURRENDER       DEATH
   YEAR        RETURN        VALUE         VALUE        BENEFIT
-----------  -----------  -----------  -------------  -----------
      1983        22.43%       3,695         2,495       250,000
      1984         6.10%       7,184         5,624       250,000
      1985        31.57%      13,512        11,592       250,000
      1986        18.21%      19,498        17,353       250,000
      1987         5.17%      23,532        21,387       250,000
      1988        16.50%      30,800        29,084       250,000
      1989        31.43%      44,327        43,040       250,000
      1990        -3.19%      45,470        44,612       250,000
      1991        30.55%      63,073        62,644       250,000
      1992         7.68%      70,748        70,748       250,000
      1993        10.00%      80,635        80,635       250,000
      1994         1.32%      84,086        84,086       250,000
      1995        37.51%     119,219       119,219       250,000
      1996        23.25%     149,941       149,941       250,000
      1997        33.35%     203,337       203,337       264,338

1) Assumes an annual $4000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE STANDARD AND POOR'S INDEX RATES SHOWN ABOVE FOR THE LAST 15 YEARS IS A DEMONSTRATION OF A WEIGHTED AVERAGE OF 500 WIDELY HELD STOCKS. IT SHOULD NOT BE DEEMED A REPRESENTATION OF FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, THE SIZE OF THE POLICY, ACTUAL PREMIUMS PAID, AND COST OF INSURANCE. THE INFORMATION IN THE CHART IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE.

LONG TERM MARKET TRENDS
-------------------------------------------------------------------

The information below covering the period of 1926-1997 an examination of the basic relationship between risk and return among the different asset classes, and between nominal and real (inflation-adjusted) returns. The information is provided because the policyowners have varied investment portfolios available which have different investment objectives and policies. The chart generally demonstrates how different classes of investments have performed during the period. The study of asset returns provides a period long enough to include most of the major types of events that investors have experienced in the past and may experience in the future. This is a historical record and is not intended as a projection of future performance.

The graph depicts the growth of a dollar invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1997. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small company stock index starting in 1982. Charges associated with a variable insurance policy are not reflected in the chart.

Each of the cumulative index values is initiated at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks gained the most over the entire period. This growth, however, was earned by taking substantial risk. In contrast, long-term government bonds (with approximately 20-year maturity), which exposed the holder to less risk, grew less.

The lowest risk strategy over the entire period was to buy U.S. Treasury bills. Since Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1926-1997 period. [Graph appears here showing the growth of a dollar invested in large company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1997.]

Year End 1925 = $1.00
Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook-TM-
Ibbotson Associates, Chicago (annually updates work by
Roger G. Ibbotson and Rex A. Sinquefield). Used with permission.
All rights reserved.

                                   REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

    Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

PART II

                             UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934. The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

Pursuant to section 26(e) of the Investment Company Act of 1940, the registrant and SAFECO Life Insurance Company represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

                                   INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent or another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as if provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of SAFECO Investment Services, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville, Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.


SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.

                          CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.  The following papers and documents:

         The facing sheet.
         The Prospectus consisting of __ pages.
         The undertaking to file reports.
         The signatures. Written consents of the following persons:
         (1)  Ernst & Young LLP, Independent Auditors
         (2)  James Mankin, Actuary

II. The following exhibits:


    A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

         (1)       Resolution of Board of Directors of the Company authorizing the Separate Account *
         (2)       Not Applicable
         (3)       (a)  Principal Underwriter's Agreement *
                   (b)  Broker-Dealer Selling Agreement *
                   (c)  Commission Schedule ****
         (4)       Not Applicable
         (5)       Individual Flexible Premium Variable
                   Life Insurance Policy ****
         (6)       (a)  Articles of Incorporation of the Company
                        Revised as of 11/90 *
                   (b)  Bylaws of the Company
                        Revised as of 11/91 *
         (7)       Not Applicable
         (8)       Not Applicable
         (9)       (a)  Reinsurance Agreement*
                   (b)  Form of Participation Agreement (Fidelity VIP I & II)
                        Form of Sub-Licensing Agreement *
                   (c)  Form of Participation Agreement (Fidelity VIP III)
                        Form of Sub-Licensing Agreement ****
                   (d)  Participation Agreement by and among SAFECO
                        Life Insurance Company, Lexington
                        Natural Resources  Trust, and
                        Lexington Management Corporation **
                   (e)  Form of Participation Agreement (Wanger)
                        Form of Sub-Licensing Agreement ****
                   (f)  Form of Participation Agreement (ACVP)
                        Form of Sub-Licensing Agreement ****
         (10)      (a)  Application Form (revised 4/91) *
                   (b)  Part IV of Application Form (revised 7/97) *****
         (13)      Power Of Attorney ***
         99.C1     Consent of Independent Auditors
         99.2      Opinion and Consent of Counsel
                   (SAFECO Life Ins. Co.)
         99.C6     Consent of Actuary (James Mankin)


*             Incorporated by reference to Post-Effective
              Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248)

**            Incorporated by reference to Post-Effective
              Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)


***           Incorporated by reference to Registrant's
              Post-Effective Amendment filed with the SEC on May 1, 1998 (File No. 33-69712)


****          Incorporated by reference to Pre-Effective
              Amendment of SAFECO Separate Account SL filed with the SEC on October 30, 1997 (File No. 333-30329)

*****         Incorporated by reference to Post-Effective
              Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1998 (File No. 33-10248)

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 26th day of February, 1999.


                              SAFECO Separate Account SL

                              By: SAFECO Life Insurance Company
                                    (Depositor)

                              By: /s/ Randall H. Talbot
                                      Randall H. Talbot, President

ATTEST: /s/ Rod Pierson
            Rod Pierson, Secretary


   Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 17 to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated. Those signatures with an asterisk indicate the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.


Name                              Title                         Title Date
----                              -----                         ----------

Donald S. Chapman*                Director
Donald S. Chapman

/s/ Boh A. Dickey                 Director
Boh A. Dickey

R.H. Eigsti*                      Director and Chairman
R.H. Eigsti

James T. Flynn*                   Vice President and
                                  Controller (Principal
James T. Flynn                    Accounting Officer)

Rod Pierson*                      Director, Senior Vice
Rod Pierson                       President and Secretary

James W. Ruddy*                   Director
James W. Ruddy

Robert L. Spaulding*              Director
Robert L. Spaulding


W. Randall Stoddard*              Director
W. Randall Stoddard


Dale E. Lauer**                   Director
Dale E. Lauer



                                  *By /s/ Boh A. Dickey
                                          Boh A. Dickey
                                          Attorney-in-Fact

                                  *By /s/ Randall H. Talbot
                                          Randall H. Talbot
                                          Attorney-in-Fact

                                     EXHIBITS TO


                           POST-EFFECTIVE AMENDMENT NO. 16



                                          TO

                                       FORM S-6

                                         FOR

                                 SEPARATE ACCOUNT SL

                                       EXHIBITS




99.C1    Consent of Independent Auditors

99.2     Opinion and Consent of Counsel

99.C6    Consent of Actuary